Financial Instruments (Details) - Schedule of Carrying Amounts of Financial Assets and Financial Liabilities - USD ($) $ in Thousands		3 Months Ended	6 Months Ended
		Dec. 31, 2022	Jun. 30, 2023
FVTPL [Member]
Financial assets not measured at fair value
Trade and other receivables, net	[1]
Amounts owed by related parties	[1]
Cash	[1]
Other financial assets	[1]
Total financial assets not measured at fair value	[1]
Financial liabilities measured at fair value
Warrant liabilities	[1]	10,916	4,461
Shares held in escrow	[1]	40,064	30,399
Derivative financial liabilities		[1]
Total financial liabilities measured at fair value	[1]	50,980	34,860
Financial liabilities not measured at fair value
Borrowings	[1]
Trade and other payables	[1]
Amounts owed to related parties	[1]
Total financial liabilities not measured at fair value	[1]
FVOCI [Member]
Financial assets not measured at fair value
Trade and other receivables, net	[2]
Amounts owed by related parties	[2]
Cash	[2]
Other financial assets	[2]
Total financial assets not measured at fair value	[2]
Financial liabilities measured at fair value
Warrant liabilities	[2]
Shares held in escrow	[2]
Derivative financial liabilities			2,473
Total financial liabilities measured at fair value	[2]		2,473
Financial liabilities not measured at fair value
Borrowings	[2]
Trade and other payables	[2]
Amounts owed to related parties	[2]
Total financial liabilities not measured at fair value	[2]
Amortized cost [Member]
Financial assets not measured at fair value
Trade and other receivables, net	[3]		136,541
Amounts owed by related parties	[3]		2,225
Cash	[3]		11,537
Other financial assets	[3]		14,538
Total financial assets not measured at fair value	[3]		164,841
Financial liabilities measured at fair value
Warrant liabilities	[3]
Shares held in escrow	[3]
Derivative financial liabilities	[3]
Total financial liabilities measured at fair value	[3]
Financial liabilities not measured at fair value
Borrowings	[3]		288,319
Trade and other payables	[3]		85,970
Amounts owed to related parties	[3]		3,922
Total financial liabilities not measured at fair value	[3]		$ 378,211
Amortized cost [Member]
Financial assets not measured at fair value
Trade and other receivables, net	[3]	129,602
Amounts owed by related parties	[3]	2,474
Cash	[3]	43,003
Other financial assets	[3]	210
Total financial assets not measured at fair value	[3]	175,289
Financial liabilities measured at fair value
Warrant liabilities	[3]
Shares held in escrow	[3]
Derivative financial liabilities	[3]
Total financial liabilities measured at fair value	[3]
Financial liabilities not measured at fair value
Borrowings	[3]	285,934
Trade and other payables	[3]	90,187
Amounts owed to related parties	[3]	2,914
Total financial liabilities not measured at fair value	[3]	$ 379,035

[1]	The fair value of the exhibited figures as of June 30, 2023 is comprised of $3,800 Level 1 (as of December 31, 2022: $9,200) and $31,060 Level 3 (as of December 31, 2022: $41,780).
[2]	The fair value of the exhibited figures as of June 30, 2023 is Level 2.
[3]	The fair value of the exhibited figures is similar to their amortized cost as of June 30, 2023 and December 31, 2022, respectively.